Lease liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liability
Lease liability, at beginning of the period	$ 174,340	$ 72,871
Additions		140,919
Repayments	(41,532)	(55,376)
Accretion	25,724	15,926
Lease liability, at end of the period	158,532	174,340
Current portion	33,009	15,808
Long-term portion	$ 125,523	$ 158,532
Interest rate	9.00%
lease payments discounted interest rate.	15.00%